ACQUISITION OF MARITIME RESOURCES CORP. - Purchase consideration and preliminary allocation (Details) - Nov. 13, 2025 - Maritime Resources Corp	USD ($) $ / shares Y	CAD ($) $ / shares Y
Purchase price:
Fair value of common shares issued	$ 275,222,302
Fair value of replacement options issued	4,072,396
Fair value of replacement warrants issued	31,524,814
Fair value of equity interest held by acquirer prior to acquisition date	225,402
Total consideration transferred, acquisition-date fair value	311,044,914
Net assets acquired:
Cash	9,028,587
Receivables	1,644,055
Inventories	10,075,453
Prepaids and deposits	2,943,423
Property and equipment (Note 10)	70,508,742
Mining interests (Note 10)	167,737,597
Exploration and evaluation assets (Note 11)	29,929,410
Goodwill	121,074,297
Accounts payable and accrued liabilities	(9,421,347)
Loans payable	(620,238)	$ (3,276,712)
Lease liabilities	(486,195)
Reclamation and closure cost provisions	(7,327,000)
Deferred income tax liabilities	(84,041,870)
Total assets acquired, net of liabilities	$ 311,044,914
Price per share | $ / shares	$ 2.92
Replacement options, measurement input | $ / shares	2.92	2.92
ROU assets	$ 449,532
Share price
Net assets acquired:
Replacement warrants, measurement input | $ / shares	2.92	2.92
Dividend yield
Net assets acquired:
Replacement options, measurement input	0	0
Replacement warrants, measurement input	0	0
Minimum | Share price
Net assets acquired:
Replacement options, measurement input | $ / shares	0.5	0.5
Minimum | Exercise price
Net assets acquired:
Replacement warrants, measurement input | $ / shares	0.5	0.5
Minimum | Expected life
Net assets acquired:
Replacement options, measurement input | Y	0.19	0.19
Replacement warrants, measurement input | Y	0.75	0.75
Minimum | Volatility
Net assets acquired:
Replacement options, measurement input	61.42	61.42
Replacement warrants, measurement input	66.05	66.05
Minimum | Risk-free rate
Net assets acquired:
Replacement options, measurement input	2.21	2.21
Replacement warrants, measurement input	2.27	2.27
Maximum | Share price
Net assets acquired:
Replacement options, measurement input | $ / shares	1.8	1.8
Maximum | Exercise price
Net assets acquired:
Replacement warrants, measurement input | $ / shares	1.2	1.2
Maximum | Expected life
Net assets acquired:
Replacement options, measurement input | Y	4.02	4.02
Replacement warrants, measurement input | Y	1.83	1.83
Maximum | Volatility
Net assets acquired:
Replacement options, measurement input	79.11	79.11
Replacement warrants, measurement input	78.57	78.57
Maximum | Risk-free rate
Net assets acquired:
Replacement options, measurement input	2.7	2.7
Replacement warrants, measurement input	2.46	2.46